Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY MUTUAL FUNDS, INC.
Entity Central Index Key	0000100334
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000017045 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Investor Class
Trading Symbol	TWBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Balanced Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
Net Assets	$ 849,548,107
Holdings Count | holding	618
Advisory Fees Paid, Amount	$ 3,863,432
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	57.3%
U.S. Government Agency Mortgage-Backed Securities	15.8%
Corporate Bonds	9.4%
U.S. Treasury Securities	7.0%
Collateralized Mortgage Obligations	4.3%
Asset-Backed Securities	1.7%
Convertible Preferred Securities	1.7%
Collateralized Loan Obligations	1.3%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.9%
U.S. Government Agency Securities	0.6%
Municipal Securities	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.5%
Other Assets and Liabilities	(4.2)%

C000017047 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	I Class
Trading Symbol	ABINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Balanced Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$33	0.68%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%
Net Assets	$ 849,548,107
Holdings Count | holding	618
Advisory Fees Paid, Amount	$ 3,863,432
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	57.3%
U.S. Government Agency Mortgage-Backed Securities	15.8%
Corporate Bonds	9.4%
U.S. Treasury Securities	7.0%
Collateralized Mortgage Obligations	4.3%
Asset-Backed Securities	1.7%
Convertible Preferred Securities	1.7%
Collateralized Loan Obligations	1.3%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.9%
U.S. Government Agency Securities	0.6%
Municipal Securities	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.5%
Other Assets and Liabilities	(4.2)%

C000189734 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	R5 Class
Trading Symbol	ABGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Balanced Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$33	0.68%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%
Net Assets	$ 849,548,107
Holdings Count | holding	618
Advisory Fees Paid, Amount	$ 3,863,432
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	57.3%
U.S. Government Agency Mortgage-Backed Securities	15.8%
Corporate Bonds	9.4%
U.S. Treasury Securities	7.0%
Collateralized Mortgage Obligations	4.3%
Asset-Backed Securities	1.7%
Convertible Preferred Securities	1.7%
Collateralized Loan Obligations	1.3%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.9%
U.S. Government Agency Securities	0.6%
Municipal Securities	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.5%
Other Assets and Liabilities	(4.2)%

C000017101 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Investor Class
Trading Symbol	TWCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
Net Assets	$ 13,605,393,743
Holdings Count | holding	88
Advisory Fees Paid, Amount	$ 55,725,072
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	19%
Exchange-Traded Funds	0.3%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	9%
		Financial Services	6%

C000017103 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	I Class
Trading Symbol	TWGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$33	0.68%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%
Net Assets	$ 13,605,393,743
Holdings Count | holding	88
Advisory Fees Paid, Amount	$ 55,725,072
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	19%
Exchange-Traded Funds	0.3%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	9%
		Financial Services	6%

C000189744 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Y Class
Trading Symbol	AGYWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 13,605,393,743
Holdings Count | holding	88
Advisory Fees Paid, Amount	$ 55,725,072
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	19%
Exchange-Traded Funds	0.3%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	9%
		Financial Services	6%

C000017102 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	A Class
Trading Symbol	TCRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$55	1.13%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.13%
Net Assets	$ 13,605,393,743
Holdings Count | holding	88
Advisory Fees Paid, Amount	$ 55,725,072
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	19%
Exchange-Traded Funds	0.3%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	9%
		Financial Services	6%

C000088050 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	C Class
Trading Symbol	TWRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$91	1.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.88%
Net Assets	$ 13,605,393,743
Holdings Count | holding	88
Advisory Fees Paid, Amount	$ 55,725,072
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	19%
Exchange-Traded Funds	0.3%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	9%
		Financial Services	6%

C000017105 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	R Class
Trading Symbol	AGWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$67	1.38%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.38%
Net Assets	$ 13,605,393,743
Holdings Count | holding	88
Advisory Fees Paid, Amount	$ 55,725,072
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	19%
Exchange-Traded Funds	0.3%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	9%
		Financial Services	6%

C000189743 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	R5 Class
Trading Symbol	AGWUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$33	0.68%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%
Net Assets	$ 13,605,393,743
Holdings Count | holding	88
Advisory Fees Paid, Amount	$ 55,725,072
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	19%
Exchange-Traded Funds	0.3%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	9%
		Financial Services	6%

C000131599 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	R6 Class
Trading Symbol	AGRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 13,605,393,743
Holdings Count | holding	88
Advisory Fees Paid, Amount	$ 55,725,072
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	19%
Exchange-Traded Funds	0.3%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	9%
		Financial Services	6%

C000236113 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	G Class
Trading Symbol	ACIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 13,605,393,743
Holdings Count | holding	88
Advisory Fees Paid, Amount	$ 55,725,072
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	19%
Exchange-Traded Funds	0.3%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	9%
		Financial Services	6%

C000017106 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	Investor Class
Trading Symbol	TWHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 5,607,436,341
Holdings Count | holding	91
Advisory Fees Paid, Amount	$ 24,169,620
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.5%	Software	23%
Short-Term Investments	1.6%	Capital Markets	8%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Health Care Equipment and Supplies	4%
		Life Sciences Tools and Services	4%

C000017108 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	I Class
Trading Symbol	ATHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 5,607,436,341
Holdings Count | holding	91
Advisory Fees Paid, Amount	$ 24,169,620
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.5%	Software	23%
Short-Term Investments	1.6%	Capital Markets	8%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Health Care Equipment and Supplies	4%
		Life Sciences Tools and Services	4%

C000189746 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	Y Class
Trading Symbol	ATHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 5,607,436,341
Holdings Count | holding	91
Advisory Fees Paid, Amount	$ 24,169,620
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.5%	Software	23%
Short-Term Investments	1.6%	Capital Markets	8%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Health Care Equipment and Supplies	4%
		Life Sciences Tools and Services	4%

C000017107 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	A Class
Trading Symbol	ATHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
Net Assets	$ 5,607,436,341
Holdings Count | holding	91
Advisory Fees Paid, Amount	$ 24,169,620
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.5%	Software	23%
Short-Term Investments	1.6%	Capital Markets	8%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Health Care Equipment and Supplies	4%
		Life Sciences Tools and Services	4%

C000017109 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	C Class
Trading Symbol	AHGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$99	2.00%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.00%
Net Assets	$ 5,607,436,341
Holdings Count | holding	91
Advisory Fees Paid, Amount	$ 24,169,620
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.5%	Software	23%
Short-Term Investments	1.6%	Capital Markets	8%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Health Care Equipment and Supplies	4%
		Life Sciences Tools and Services	4%

C000055524 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	R Class
Trading Symbol	ATHWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$75	1.50%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
Net Assets	$ 5,607,436,341
Holdings Count | holding	91
Advisory Fees Paid, Amount	$ 24,169,620
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.5%	Software	23%
Short-Term Investments	1.6%	Capital Markets	8%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Health Care Equipment and Supplies	4%
		Life Sciences Tools and Services	4%

C000189745 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	R5 Class
Trading Symbol	ATHGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 5,607,436,341
Holdings Count | holding	91
Advisory Fees Paid, Amount	$ 24,169,620
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.5%	Software	23%
Short-Term Investments	1.6%	Capital Markets	8%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Health Care Equipment and Supplies	4%
		Life Sciences Tools and Services	4%

C000129042 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	R6 Class
Trading Symbol	ATHDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 5,607,436,341
Holdings Count | holding	91
Advisory Fees Paid, Amount	$ 24,169,620
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.5%	Software	23%
Short-Term Investments	1.6%	Capital Markets	8%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Health Care Equipment and Supplies	4%
		Life Sciences Tools and Services	4%

C000236114 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	G Class
Trading Symbol	ACILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 5,607,436,341
Holdings Count | holding	91
Advisory Fees Paid, Amount	$ 24,169,620
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.5%	Software	23%
Short-Term Investments	1.6%	Capital Markets	8%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Health Care Equipment and Supplies	4%
		Life Sciences Tools and Services	4%

C000017094 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	Investor Class
Trading Symbol	AFDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$38	0.79%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.79%
Net Assets	$ 3,848,241,483
Holdings Count | holding	105
Advisory Fees Paid, Amount	$ 5,482,834
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	95.7%	Software	11%
Exchange-Traded Funds	4.1%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.2%	Interactive Media and Services	6%
Other Assets and Liabilities	0.0%	Capital Markets	5%
		Technology Hardware, Storage and Peripherals	5%

C000017095 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	I Class
Trading Symbol	AFEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$28	0.59%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.59%
Net Assets	$ 3,848,241,483
Holdings Count | holding	105
Advisory Fees Paid, Amount	$ 5,482,834
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	95.7%	Software	11%
Exchange-Traded Funds	4.1%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.2%	Interactive Media and Services	6%
Other Assets and Liabilities	0.0%	Capital Markets	5%
		Technology Hardware, Storage and Peripherals	5%

C000189742 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	Y Class
Trading Symbol	AFYDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$21	0.44%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.44%
Net Assets	$ 3,848,241,483
Holdings Count | holding	105
Advisory Fees Paid, Amount	$ 5,482,834
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	95.7%	Software	11%
Exchange-Traded Funds	4.1%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.2%	Interactive Media and Services	6%
Other Assets and Liabilities	0.0%	Capital Markets	5%
		Technology Hardware, Storage and Peripherals	5%

C000017096 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	A Class
Trading Symbol	AFDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$50	1.04%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.04%
Net Assets	$ 3,848,241,483
Holdings Count | holding	105
Advisory Fees Paid, Amount	$ 5,482,834
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	95.7%	Software	11%
Exchange-Traded Funds	4.1%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.2%	Interactive Media and Services	6%
Other Assets and Liabilities	0.0%	Capital Markets	5%
		Technology Hardware, Storage and Peripherals	5%

C000017098 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	C Class
Trading Symbol	AFDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$86	1.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.79%
Net Assets	$ 3,848,241,483
Holdings Count | holding	105
Advisory Fees Paid, Amount	$ 5,482,834
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	95.7%	Software	11%
Exchange-Traded Funds	4.1%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.2%	Interactive Media and Services	6%
Other Assets and Liabilities	0.0%	Capital Markets	5%
		Technology Hardware, Storage and Peripherals	5%

C000017099 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	R Class
Trading Symbol	AFDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$62	1.29%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.29%
Net Assets	$ 3,848,241,483
Holdings Count | holding	105
Advisory Fees Paid, Amount	$ 5,482,834
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	95.7%	Software	11%
Exchange-Traded Funds	4.1%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.2%	Interactive Media and Services	6%
Other Assets and Liabilities	0.0%	Capital Markets	5%
		Technology Hardware, Storage and Peripherals	5%

C000189741 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	R5 Class
Trading Symbol	AFDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$28	0.59%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.59%
Net Assets	$ 3,848,241,483
Holdings Count | holding	105
Advisory Fees Paid, Amount	$ 5,482,834
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	95.7%	Software	11%
Exchange-Traded Funds	4.1%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.2%	Interactive Media and Services	6%
Other Assets and Liabilities	0.0%	Capital Markets	5%
		Technology Hardware, Storage and Peripherals	5%

C000212514 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	R6 Class
Trading Symbol	AFEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$21	0.44%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.44%
Net Assets	$ 3,848,241,483
Holdings Count | holding	105
Advisory Fees Paid, Amount	$ 5,482,834
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	95.7%	Software	11%
Exchange-Traded Funds	4.1%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.2%	Interactive Media and Services	6%
Other Assets and Liabilities	0.0%	Capital Markets	5%
		Technology Hardware, Storage and Peripherals	5%

C000212513 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	G Class
Trading Symbol	AFEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 3,848,241,483
Holdings Count | holding	105
Advisory Fees Paid, Amount	$ 5,482,834
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	95.7%	Software	11%
Exchange-Traded Funds	4.1%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.2%	Interactive Media and Services	6%
Other Assets and Liabilities	0.0%	Capital Markets	5%
		Technology Hardware, Storage and Peripherals	5%

C000017053 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	Investor Class
Trading Symbol	TWCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$43	0.90%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%
Net Assets	$ 5,319,526,831
Holdings Count | holding	58
Advisory Fees Paid, Amount	$ 23,681,724
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	18%
Short-Term Investments	0.4%	Semiconductors and Semiconductor Equipment	16%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

C000017055 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	I Class
Trading Symbol	TWSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$34	0.70%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%
Net Assets	$ 5,319,526,831
Holdings Count | holding	58
Advisory Fees Paid, Amount	$ 23,681,724
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	18%
Short-Term Investments	0.4%	Semiconductors and Semiconductor Equipment	16%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

C000189738 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	Y Class
Trading Symbol	ASLWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 5,319,526,831
Holdings Count | holding	58
Advisory Fees Paid, Amount	$ 23,681,724
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	18%
Short-Term Investments	0.4%	Semiconductors and Semiconductor Equipment	16%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

C000017054 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	A Class
Trading Symbol	TWCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$56	1.15%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%
Net Assets	$ 5,319,526,831
Holdings Count | holding	58
Advisory Fees Paid, Amount	$ 23,681,724
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	18%
Short-Term Investments	0.4%	Semiconductors and Semiconductor Equipment	16%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

C000017058 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	C Class
Trading Symbol	ACSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$92	1.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.90%
Net Assets	$ 5,319,526,831
Holdings Count | holding	58
Advisory Fees Paid, Amount	$ 23,681,724
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	18%
Short-Term Investments	0.4%	Semiconductors and Semiconductor Equipment	16%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

C000017059 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	R Class
Trading Symbol	ASERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$68	1.40%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.40%
Net Assets	$ 5,319,526,831
Holdings Count | holding	58
Advisory Fees Paid, Amount	$ 23,681,724
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	18%
Short-Term Investments	0.4%	Semiconductors and Semiconductor Equipment	16%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

C000189737 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	R5 Class
Trading Symbol	ASLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$34	0.70%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%
Net Assets	$ 5,319,526,831
Holdings Count | holding	58
Advisory Fees Paid, Amount	$ 23,681,724
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	18%
Short-Term Investments	0.4%	Semiconductors and Semiconductor Equipment	16%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

C000131597 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	R6 Class
Trading Symbol	ASDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 5,319,526,831
Holdings Count | holding	58
Advisory Fees Paid, Amount	$ 23,681,724
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	18%
Short-Term Investments	0.4%	Semiconductors and Semiconductor Equipment	16%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

C000247666 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	G Class
Trading Symbol	ASLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 5,319,526,831
Holdings Count | holding	58
Advisory Fees Paid, Amount	$ 23,681,724
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	18%
Short-Term Investments	0.4%	Semiconductors and Semiconductor Equipment	16%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

C000017049 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	ANOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$54	1.13%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.13%
Net Assets	$ 4,024,521,376
Holdings Count | holding	139
Advisory Fees Paid, Amount	$ 17,484,636
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Biotechnology	13%
Short-Term Investments	3.1%	Software	9%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	6%
		Semiconductors and Semiconductor Equipment	5%
		Building Products	5%

C000017048 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	I Class
Trading Symbol	ANONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$44	0.93%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.93%
Net Assets	$ 4,024,521,376
Holdings Count | holding	139
Advisory Fees Paid, Amount	$ 17,484,636
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Biotechnology	13%
Short-Term Investments	3.1%	Software	9%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	6%
		Semiconductors and Semiconductor Equipment	5%
		Building Products	5%

C000189736 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Y Class
Trading Symbol	ANOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$37	0.78%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.78%
Net Assets	$ 4,024,521,376
Holdings Count | holding	139
Advisory Fees Paid, Amount	$ 17,484,636
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Biotechnology	13%
Short-Term Investments	3.1%	Software	9%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	6%
		Semiconductors and Semiconductor Equipment	5%
		Building Products	5%

C000017050 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	A Class
Trading Symbol	ANOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$66	1.38%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.38%
Net Assets	$ 4,024,521,376
Holdings Count | holding	139
Advisory Fees Paid, Amount	$ 17,484,636
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Biotechnology	13%
Short-Term Investments	3.1%	Software	9%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	6%
		Semiconductors and Semiconductor Equipment	5%
		Building Products	5%

C000017052 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	C Class
Trading Symbol	ANOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$102	2.13%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.13%
Net Assets	$ 4,024,521,376
Holdings Count | holding	139
Advisory Fees Paid, Amount	$ 17,484,636
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Biotechnology	13%
Short-Term Investments	3.1%	Software	9%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	6%
		Semiconductors and Semiconductor Equipment	5%
		Building Products	5%

C000055516 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	R Class
Trading Symbol	ANORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$78	1.63%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.63%
Net Assets	$ 4,024,521,376
Holdings Count | holding	139
Advisory Fees Paid, Amount	$ 17,484,636
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Biotechnology	13%
Short-Term Investments	3.1%	Software	9%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	6%
		Semiconductors and Semiconductor Equipment	5%
		Building Products	5%

C000189735 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	R5 Class
Trading Symbol	ANOGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$44	0.93%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.93%
Net Assets	$ 4,024,521,376
Holdings Count | holding	139
Advisory Fees Paid, Amount	$ 17,484,636
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Biotechnology	13%
Short-Term Investments	3.1%	Software	9%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	6%
		Semiconductors and Semiconductor Equipment	5%
		Building Products	5%

C000131596 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	R6 Class
Trading Symbol	ANODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$37	0.78%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.78%
Net Assets	$ 4,024,521,376
Holdings Count | holding	139
Advisory Fees Paid, Amount	$ 17,484,636
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Biotechnology	13%
Short-Term Investments	3.1%	Software	9%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	6%
		Semiconductors and Semiconductor Equipment	5%
		Building Products	5%

C000212512 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	G Class
Trading Symbol	ANOHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 4,024,521,376
Holdings Count | holding	139
Advisory Fees Paid, Amount	$ 17,484,636
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Biotechnology	13%
Short-Term Investments	3.1%	Software	9%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	6%
		Semiconductors and Semiconductor Equipment	5%
		Building Products	5%

C000017060 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	Investor Class
Trading Symbol	TWCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$43	0.89%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
Net Assets	$ 23,038,001,498
Holdings Count | holding	64
Advisory Fees Paid, Amount	$ 105,742,793
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	16%
Rights	0.0%	Software	16%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

C000017062 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	I Class
Trading Symbol	TWUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$33	0.69%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.69%
Net Assets	$ 23,038,001,498
Holdings Count | holding	64
Advisory Fees Paid, Amount	$ 105,742,793
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	16%
Rights	0.0%	Software	16%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

C000189740 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	Y Class
Trading Symbol	AULYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$26	0.54%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.54%
Net Assets	$ 23,038,001,498
Holdings Count | holding	64
Advisory Fees Paid, Amount	$ 105,742,793
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	16%
Rights	0.0%	Software	16%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

C000017061 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	A Class
Trading Symbol	TWUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$55	1.14%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.14%
Net Assets	$ 23,038,001,498
Holdings Count | holding	64
Advisory Fees Paid, Amount	$ 105,742,793
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	16%
Rights	0.0%	Software	16%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

C000017063 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	C Class
Trading Symbol	TWCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$91	1.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.89%
Net Assets	$ 23,038,001,498
Holdings Count | holding	64
Advisory Fees Paid, Amount	$ 105,742,793
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	16%
Rights	0.0%	Software	16%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

C000017064 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	R Class
Trading Symbol	AULRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$67	1.39%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.39%
Net Assets	$ 23,038,001,498
Holdings Count | holding	64
Advisory Fees Paid, Amount	$ 105,742,793
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	16%
Rights	0.0%	Software	16%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

C000189739 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	R5 Class
Trading Symbol	AULGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$33	0.69%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.69%
Net Assets	$ 23,038,001,498
Holdings Count | holding	64
Advisory Fees Paid, Amount	$ 105,742,793
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	16%
Rights	0.0%	Software	16%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

C000131598 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	R6 Class
Trading Symbol	AULDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$26	0.54%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.54%
Net Assets	$ 23,038,001,498
Holdings Count | holding	64
Advisory Fees Paid, Amount	$ 105,742,793
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	16%
Rights	0.0%	Software	16%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

C000214991 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	G Class
Trading Symbol	AULNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 23,038,001,498
Holdings Count | holding	64
Advisory Fees Paid, Amount	$ 105,742,793
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	16%
Rights	0.0%	Software	16%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%